ACQUISITIONS (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 05, 2021	Sep. 27, 2019	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Purchase price consist of common interests			$ 30,172	$ 432,144		$ 432,144
Avianis Systems LLC
Business Acquisition [Line Items]
Purchase price consist of cash		$ 14,400
Acquisition-related costs		$ 700
Mountain Aviation, LLC
Business Acquisition [Line Items]
Total purchase price	$ 40,200
Purchase price consist of common interests	30,200
Purchase price consist of cash	10,000
Acquisition-related costs	15,000
Estimated fair value of the earn-out payment	$ 0
Acquisition-related costs included in general and administrative expense					$ 2,000